UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010
                                                ------------------

Check here if Amendment [ ]; Amendment Number:

   This Amendment (Check only one.):  [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Harvest Management, L.L.C.
           --------------------------------------------------
           527 Madison Avenue, 9th Floor
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------

Form 13F File Number: 28-06505
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marjorie Gochberg Kellner
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     212-644-2202
           --------------------------------------------------

Signature, Place, and Date of Signing:


/s/ Marjorie Gochberg Kellner       New York, New York             02/10/11
--------------------------------------------------------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2
                                         -------------

Form 13F Information Table Entry Total:  81
                                         -------------

Form 13F Information Table Value Total:  $96,749
                                         -------------
                                          (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   No.            Form 13F File Number                 Name
   ---            --------------------      --------------------------
    1              28-7384                  Nathaniel Bohrer
   ---            --------------------      --------------------------
    2              28-7750                  Marjorie Gochberg Kellner
   ---            --------------------      --------------------------

Harvest Management, L.L.C., shares investment discretion with and is reporting on behalf of Mr. Bohrer and Ms. Gochberg Kellner with respect to the accounts holding the securities reported herein. With respect to the accounts holding the securities reported herein, Mr. Bohrer and Ms. Gochberg Kellner exercise investment discretion through an institutional investment manager, Harvest Management, L.L.C., which is filing a Form 13-F simultaneously herewith.

                                                                                                                Voting Authority
                                                           Value   Shares/   Sh/ Put/ Invstmt   Other
Security                      Title of class    CUSIP    (x$1000)  Prn Amt   Prn Call Dscretn Managers   Sole     Shared        None
------------------------------------------------------------------------------------------------------------------------------------
Active Power Inc                    COM       00504w100      185    75,000   SH        Other    1 2 3                75,000
Aeropostale                         COM       007865108      616    25,000   SH        Other    1 2 3                25,000
Air Products & Chems                COM       009158106      910    10,000   SH        Other    1 2 3                10,000
Airgas Inc                          COM       009363102    4,528    72,500   SH        Other    1 2 3                72,500
Airtran Holdings Inc                COM       00949P108      998   135,000   SH        Other    1 2 3               135,000
Alberto- Culver Co                  COM       013078100    2,593    70,000   SH        Other    1 2 3                70,000
Alcon Inc                         COM SHS     H01301102   13,481    82,500   SH        Other    1 2 3                82,500
Anadarko Pete Corp                  COM       032511107      381     5,000   SH        Other    1 2 3                 5,000
Ann Taylor Stores Corp              COM       036115103      822    30,000   SH        Other    1 2 3                30,000
Applied Signal Technology Inc       COM       038237103      853    22,500   SH        Other    1 2 3                22,500
Art Technology Group Inc            COM       04289L107      449    75,000   SH        Other    1 2 3                75,000
Atlas Energy Inc                    COM       049298102    1,759    40,000   SH        Other    1 2 3                40,000
Baldor Electric                     COM       057741100    1,576    25,000   SH        Other    1 2 3                25,000
Beckman Coulter Inc                 COM       075811109    1,354    18,000   SH        Other    1 2 3                18,000
Beckman Coulter Inc                 PUT       075811959      376     5,000   SH   Put  Other    1 2 3                 5,000
BJS Wholesale Club                  COM       05548J106      910    19,000   SH        Other    1 2 3                19,000
Brocade Communications            COM NEW     111621306      185    35,000   SH        Other    1 2 3                35,000
Bucyrus Intl Inc                    COM       118759109    2,637    29,500   SH        Other    1 2 3                29,500
Capital Gold Corp                 COM NEW     14018y205    1,423   280,700   SH        Other    1 2 3               280,700
Caribou Coffee Co                   COM       142042209    1,008   100,000   SH        Other    1 2 3               100,000
Chico's Fas                         COM       168615102    1,744   145,000   SH        Other    1 2 3               145,000
Citigroup Inc                       COM       172967101      189    40,000   SH        Other    1 2 3                40,000
Columbia Labs Inc                   COM       197779101      227   100,000   SH        Other    1 2 3               100,000
Commscope Inc                       COM       203372107    3,746   120,000   SH        Other    1 2 3               120,000
Crocs Inc                           COM       227046109    1,027    60,000   SH        Other    1 2 3                60,000
Crucell ADR                    SPONSORED ADR  228769105      244     7,800   SH        Other    1 2 3                 7,800
Del Monte Foods Co                  COM       24522p103      451    24,000   SH        Other    1 2 3                24,000
Dionex Corp                         COM       254546104    1,251    10,600   SH        Other    1 2 3                10,600
Dress Barn Inc                      COM       261570105    1,585    60,000   SH        Other    1 2 3                60,000
DSW Inc                             COM       23334L102      782    20,000   SH        Other    1 2 3                20,000
DynegyInc                           COM       26817G300      141    25,000   SH        Other    1 2 3                25,000
Emergency Medical Services         CL A       29100p102      258     4,000   SH        Other    1 2 3                 4,000
Exco Resources Inc                  COM       269279402    1,651    85,000   SH        Other    1 2 3                85,000
Foot Locker Inc                     COM       344849104      981    50,000   SH        Other    1 2 3                50,000
Gap Stores                          COM       364760108    2,214   100,000   SH        Other    1 2 3               100,000
Gentex Corp                         COM       371901109    1,626    55,000   SH        Other    1 2 3                55,000
Genzyme                             COM       372917104    5,796    81,400   SH        Other    1 2 3                81,400
G-III Apparel Group Ltd             COM       36237H101      264     7,500   SH        Other    1 2 3                 7,500
Harvest Natural Resources           COM       41754v103      487    40,000   SH        Other    1 2 3                40,000
Hertz Global Holdings               COM       42805T105      321    22,128   SH        Other    1 2 3                22,128
Hypercom Corp                       COM       44913M105      293    35,000   SH        Other    1 2 3                35,000
Infologix Inc                     COM NEW     45668x204      118    25,000   SH        Other    1 2 3                25,000
J Crew Group Inc                    COM       46612H402    3,451    80,000   SH        Other    1 2 3                80,000
Jo-Ann Stores                       COM       47758P307      903    15,000   SH        Other    1 2 3                15,000
King Pharma Inc                     COM       495582108    2,810   200,000   SH        Other    1 2 3               200,000
Krispy Kreme Doughnuts              COM       501014104    1,187   170,000   SH        Other    1 2 3               170,000
Ladish Co Inc                     COM NEW     505754200    2,674    55,000   SH        Other    1 2 3                55,000
Lecroy Corp                         COM       52324w109      295    30,000   SH        Other    1 2 3                30,000
Martek Biosciences                  COM       572901106      626    20,000   SH        Other    1 2 3                20,000
Massey Energy                       COM       576206106      483     9,000   SH        Other    1 2 3                 9,000
Mcafee Inc                          COM       579064106    1,621    35,000   SH        Other    1 2 3                35,000
Motorola Inc                        COM       620076109       91    10,000   SH        Other    1 2 3                10,000
Netapp Inc                          COM       64110D104      550    10,000   SH        Other    1 2 3                10,000
Novell Inc                          COM       670006105    1,545   261,000   SH        Other    1 2 3               261,000
Novartis A G                        PUT       66987v959    2,653    45,000   SH   Put  Other    1 2 3                45,000
NU Horizons Elec Corp               COM       669908105      279    40,000   SH        Other    1 2 3                40,000
Occam Networks Inc                COM NEW     67457p309      260    30,000   SH        Other    1 2 3                30,000
Pier 1 Imports Inc                  COM       720279108      368    35,000   SH        Other    1 2 3                35,000
Potash Corp                         COM       73755L107      232     1,500   SH        Other    1 2 3                 1,500
Promotora de Informaciones ADR ADR CL A SHS   74343g204      104    13,000   SH        Other    1 2 3                13,000
Promotora de Informaciones ADR
  CL B                         ADR CL B CONV  74343g303      114    12,000   SH        Other    1 2 3                12,000
Pulse Electronics Corp              COM       74586W106      266    50,000   SH        Other    1 2 3                50,000
Quicksilver Resources               COM       74837R104      221    15,000   SH        Other    1 2 3                15,000
Qwest Communications Intl In        COM       749121109      574    75,362   SH        Other    1 2 3                75,362
Radio One Class D              CL D NON VTG   75040p405       34    30,000   SH        Other    1 2 3                30,000
Rovi Corp                           COM       779376102      434     7,000   SH        Other    1 2 3                 7,000
Sonic Solutions                     COM       835460106      900    60,000   SH        Other    1 2 3                60,000
Sprint Nextel Corp               COM SER 1    852061100      106    25,000   SH        Other    1 2 3                25,000
Starbucks Corp                      COM       855244109    1,719    53,500   SH        Other    1 2 3                53,500
Synergetics USA Inc                 COM       87160G107      118    25,000   SH        Other    1 2 3                25,000
T-3 Energy Services                 COM       87306E107    2,788    70,000   SH        Other    1 2 3                70,000
Talecris Boitherapeutics            COM       874227101      233    10,000   SH        Other    1 2 3                10,000
Talecris Boitherapeutics            PUT       874227951      233    10,000   SH   Put  Other    1 2 3                10,000
Tenet Healthcare Corp               COM       88033g100      401    60,000   SH        Other    1 2 3                60,000
TPC Group Inc                       COM       89236y104      910    30,000   SH        Other    1 2 3                30,000
Universal American Corp             COM       913377107      205    10,000   SH        Other    1 2 3                10,000
Valuevision Media Inc              CL A       92047k107      764   125,000   SH        Other    1 2 3               125,000
Verigy LTD                          SHS       y93691106    2,083   160,000   SH        Other    1 2 3               160,000
Verigy LTD                          PUT       y93691956      651    50,000   SH   Put  Other    1 2 3                50,000
Verisk Analytics Inc               CL A       92345y106    1,108    32,500   SH        Other    1 2 3                32,500
Walter Energy Inc                   COM       93317Q105      320     2,500   SH        Other    1 2 3                 2,500